UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Ampere Capital Management LP

Address:  75 Rockefeller Plaza, 27th Floor
          New York, New York 10019

13F File Number: 28-11798

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Alix Ford
Title:    Chief Administrative Officer
Phone:    (646) 825-4425

Signature, Place and Date of Signing:


/s/   Alix Ford               New York, New York               May 11, 2007
----------------------       -------------------            ------------------
      [signature]               [city, state]                    [date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                              -----

Form 13F Information Table Entry Total:        29
                                               --

Form 13F Information Table Value Total:       $86,653
                                              -------
                                              (thousand)

List of Other Included Managers: None

                                                     FORM 13F INFORMATION TABLE
                                                    Ampere Capital Management LP
                                                           March 31, 2007
           COLUMN 1               COLUMN 2      COLUMN 3     COLUMN 4       COLUMN 5       COLUMN 6  COL7         COULMN 8

                                                              VALUE     SHRS OR SH/ PUT/   INVSMNT   OTHR     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP     (x $1000)   PRN AMT PRN CALL   DISCRTN   MGRS   SOLE    SHARED  NONE
AU OPTRONICS CORP              SPONSORED ADR    2255107       3252      227406  SH           SOLE    NONE   227406
BOOKHAM INC                    COM              09856E105     1491      656762  SH           SOLE    NONE   656762
BROADCOM CORP                  CL A             111320107     2685       83711  SH           SOLE    NONE    83711
CARMIKE CINEMAS INC            COM              143436400     2297       99006  SH           SOLE    NONE    99006
CHIPMOS TECH BERMUDA LTD       SHS              G2110R106      691      100000  SH           SOLE    NONE   100000
CORNING INC                    COM              219350105     4688      206160  SH           SOLE    NONE   206160
DISCOVERY HOLDING CO           CL A COM         25468Y107     3007      157175  SH           SOLE    NONE   157175
GLOBAL CROSSING LTD            SHS NEW          G3921A175     2762      100438  SH           SOLE    NONE   100438
JAZZ TECHNOLOGIES INC          COM              47214E102     3466      806038  SH           SOLE    NONE   806038
LEVEL 3 COMMUNICATIONS INC     COM              52729N100     2826      463258  SH           SOLE    NONE   463258
LIBERTY GLOBAL INC             COM SER A        530555101     3488      105910  SH           SOLE    NONE   105910
LIBERTY MEDIA HLDG CORP        INT COM SER A    53071M104     3070      128897  SH           SOLE    NONE   128897
LSI LOGIC CORP                 COM              502161102     5004      479333  SH           SOLE    NONE   479333
NDS GROUP PLC                  SPONSORED ADR    628891103     2338       46820  SH           SOLE    NONE    46820
NET 1 UEPS TECHNOLOGIES INC    COM NEW          64107N206     3739      150292  SH           SOLE    NONE   150292
NEXCEN BRANDS INC              COM              653351106     2636      265708  SH           SOLE    NONE   265708
ON SEMICONDUCTOR CORP          COM              682189105     5510      617764  SH           SOLE    NONE   617764
PARAMETRIC TECHNOLOGY CORP     COM NEW          699173209     1160       61041  SH           SOLE    NONE    61041
PMC-SIERRA INC                 COM              69344F106     2172      309875  SH           SOLE    NONE   309875
QUALCOMM INC                   COM              747525103     5209      122100  SH  CALL     SOLE    NONE   122100
RESEARCH IN MOTION LTD         COM              760975102     1427       10452  SH           SOLE    NONE    10452
SEAGATE TECHNOLOGY             SHS              G7945J104     3003      128898  SH           SOLE    NONE   128898
SIRENZA MICRODEVICES INC       COM              82966T106     4742      550061  SH           SOLE    NONE   550061
SONY CORP                      ADR NEW          835699307     4526       89650  SH           SOLE    NONE    89650
SPRINT NEXTEL CORP             COM FON          852061100     2502      131976  SH           SOLE    NONE   131976
TRANSWITCH CORP                COM              894065101      897      564167  SH           SOLE    NONE   564167
XM SATELLITE RADIO HLDGS INC   CLA              983759101     2300      178035  SH           SOLE    NONE   178035
XM SATELLITE RADIO HLDGS INC   CL A             983759101      460       35600  SH  CALL     SOLE    NONE    35600
YAHOO INC                      COM              984332106     5305      169540  SH           SOLE    NONE   169540


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